Income Taxes (Details) - Schedule of Federal Income Tax Rates	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Federal Income Tax Rates [Abstract]
U.S. federal statutory rate	21.00%	21.00%	21.00%
Effects of:
State taxes, net of federal benefit
Change in warrant liabilities		1.40%
Tax return to provision adjustment		(3.60%)
Change in valuation allowance		(23.80%)	(21.00%)
Effective rate		(5.00%)